Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 8 – SUBSEQUENT EVENT

In January 2020, the company received $603,000 from five non-affiliated individuals based on subscription agreements with the company for which the company issued 2,010,000 shares of its common stock.

In January 2020, the company issued 25,000 shares in response to a non-affiliated warrant holder exercising a warrant.

In February 2020, the company received $510,000 from a non-affiliated individual based on a subscription agreement with the company for which the company issued 1,700,000 shares of its common stock.

During the year ended December 31, 2019, the company received $2,350,000 from eleven non-affiliated individuals based on 10% Promissory Notes ("Notes"). In the first three months of 2020, two notes with principal balances of $50,000 each were paid off for a total of $108,000.

 Effective March 4, 2020, Applied Energetics, Inc. entered into the Phase I Small Business Technology Transfer (STTR) contract referred to in its prior Current Report on Form 8-K filed on January 6, 2020 with the United States Army. The contract is for the development of Standoff Electronic Denial systems. Phase I is to be completed within the first 90 days. The company will collaborate with the Laser Plasma Laboratory (LPL) at the University of Central Florida (UCF) in performing its research under the contract. The total contract amount for Phase I is $165,920.

Multiple contract proposals were submitted to various government agencies in 2019 and 2020. Due to the COVID-19 related closures of multiple agencies and work-from-home orders across various regions of the United States, we anticipate that reviews and funding decisions on these proposals might be delayed longer than anticipated as resources are focused on other matters within the government.

The company's management has evaluated subsequent events occurring after December 31, 2019, the date of our most recent balance sheet, through the date our financial statements were issued.